Investment Objectives and Goals	Jan. 28, 2026
First American Multi-Manager Domestic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	First American Multi-Manager Domestic Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
First American Multi-Manager International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	First American Multi-Manager International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First American Multi-Manager International Equity Fund (International Equity Fund) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
First American Multi-Manager Fixed-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	First American Multi-Manager Fixed-Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.